Concentration of Customers (Tables)	12 Months Ended
Dec. 31, 2016
Risks And Uncertainties [Abstract]
Schedule of Revenues from Customers

Revenues from certain customers in excess of 10 percent of total consolidated Company revenues for the years ended December 31 are as follows (in thousands):

	2016		2015		2014
Customer	Revenues	% of Total	Revenues	% of Total	Revenues	% of Total
Customer 1 - GE	$379,941	50.3%	$312,495	53.3%	$234,795	73.2%
Customer 2 - Vestas	152,106	20.1%	50,031	8.5%	—	—
Customer 3 - Nordex/Acciona	131,775	17.5%	154,927	26.5%	69,383	21.6%
Customer 4 - Gamesa	81,463	10.8%	60,544	10.3%	13,501	4.2%
Other	9,592	1.3%	7,855	1.4%	3,068	1.0%
Total	$754,877	100.0%	$585,852	100.0%	$320,747	100.0%

Schedule of Trade Accounts Receivable from Certain Customers

Trade accounts receivable from certain customers in excess of 10 percent of total consolidated Company trade accounts receivable at December 31 are as follows:

	2016	2015
Customer	% of Total	% of Total
Customer 1 - GE	24.9%	26.5%
Customer 2 - Vestas	26.2%	27.9%
Customer 3 - Nordex/Acciona	26.8%	39.3%
Customer 4 - Gamesa	16.2%	4.1%